Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Discontinued operations	$ 58,236	$ 67,881	$ 48,032
Current:
Federal	(1,316)	541	21,321
State	2,965	5,748	9,899
Foreign	5,203	4,298	650
Income tax expense (benefit), Current	6,852	10,587	31,870
Deferred:
Federal	58,443	68,270	51,132
State	1,837	140	(2,574)
Foreign	(2,044)	(529)	(526)
Total deferred income tax expense	58,236	67,881	48,032
Total income tax expense	65,088	78,468	79,902
Southwest Gas Corporation [Member]
Income Tax [Line Items]
Discontinued operations	61,397	65,769	51,337
Current:
Federal	318	(9,695)	3,789
State	1,420	2,510	6,229
Income tax expense (benefit), Current	1,738	(7,185)	10,018
Deferred:
Federal	60,662	66,037	53,657
State	735	(268)	(2,320)
Total deferred income tax expense	61,397	65,769	51,337
Total income tax expense	63,135	58,584	61,355
Southwest Gas Corporation [Member] | Continuing Operations [Member]
Income Tax [Line Items]
Discontinued operations	63,135	58,584	61,355
Deferred:
Total deferred income tax expense	$ 63,135	58,584	61,355
Southwest Gas Corporation [Member] | Discontinued Operations [Member]
Income Tax [Line Items]
Discontinued operations		19,884	18,547
Deferred:
Total deferred income tax expense		$ 19,884	$ 18,547